                                                            UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                                      Washington, D.C. 20549

                                                             FORM N-CSR

                                        CERTIFIED SHAREHOLDER REPORT
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                   Investment Company Act file number 811-04750
                                                                                           -------------

                                            Fenimore Asset Management Trust
              - ------------------------------------------------------------------------------
                                   (Exact name of registrant as specified in charter)

                                                    384 North Grand Street
                                                           P.O. Box 399
                                               Cobleskill, New York 12043
           - ------------------------------------------------------------------------------
                                (Address of principal executive offices) (Zip code)

                                                    Thomas O. Putnam
                                       Fenimore Asset Management Trust
                                              384 North Grand Street
                                          Cobleskill, New York 12043
       - ------------------------------------------------------------------------------
                                   (Name and address of agent for service)

                Registrant's telephone number, including area code: 1-800-453-4392
                                                                                              ------------------

                                    Date of fiscal year end: December 31
                                                                      ---------------

                                 Date of reporting period: June 30, 2013
                                                                 ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.
The semi-annual report to stockholders is filed herewith.

Converted by EDGARwiz

FAM Funds

2013 Semi Annual Report

FAM Value Fund

FAM Equity-Income Fund

FAM Small Cap Fund

Table of Contents

Chairman’s Commentary

1

Expense Data

4

FAM Value Fund

Letter to Shareholders

6

Portfolio Data

11

Statement of Investments

12

FAM Equity-Income Fund

Letter to Shareholders

17

Portfolio Data

23

Statement of Investments

24

FAM Small Cap Fund

Letter to Shareholders

29

Portfolio Data

34

Statement of Investments

35

Statement of Assets and Liabilities

38

Statement of Operations

39

Statement of Changes in Net Assets

40

Notes to Financial Statements

42

Supplemental Information

53

Privacy Policy

FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers.  You may obtain a copy of this Code without charge, by calling FAM Funds at (800) 932-3271.

Chairman’s Commentary

June 30, 2013

Dear Fellow Shareholder,

U.S. equity markets were strong out of the gate this year.  For most of the first half of 2013,

the S&P 500 Index rose impressively and with scant volatility. Then, like a sprinter pulling a hamstring mid-stride, markets seized before limping to the second-quarter close. Despite the  inauspicious  finish,  the  S&P  500  ended  the  first  half  up  an  impressive  13.8%;  its  best start since 1998.  As you will read in the letters that follow, our Funds performed very well too—both on an absolute and relative basis—and we are excited about the prospects of the businesses in which we invest.

There were a number of explanations for stocks’ strong start, including: relief over the lim-

ited effects of Sequestration; signs of consumers’ resiliency despite a material payroll tax hike; a dearth of drama in the Eurozone; better-than-expected corporate earnings; a rever-

sal of equity fund outflows; and the belief that the Federal Reserve would not be closing the monetary spigot anytime soon.  It was this last factor that proved to be the Achilles heel of heady equity markets late in the second quarter.

Twice in the second quarter Federal Reserve Chairman Ben Bernanke (re)iterated that con-

tingent on further strengthening in the U.S. economy, the Federal Reserve would methodi-

cally  reduce  the  amount  of  bonds  it  was  buying—part  of  a  process  known  as  Quantitative

Easing  (QE).   In  a  routine  news  conference  on  June  19th,  Bernanke  posited  the  “tapering”

process could begin as soon as the end of 2013 and last six to eight months. This was sooner than many had hoped or expected, and the notion that the sun was beginning to set on this era of unprecedented monetary stimulus created anxiety in financial markets. We are fre-

quently asked if we are anxious about the end of “easy money” and if this affects our invest-

ment approach.  The answer to both is quite simply, “No.”

We are bottom-up value investors, so macro factors have a limited bearing on our long-term investment approach. Nevertheless, we do contemplate the context in which we are invest-

ing. The Fed’s looming actions are significant and complex, but they will be precipitated by an improving economy.  In our view—contrarian in today’s equity markets—higher growth and lower unemployment are reasons for optimism.

Besides, low rates are not a universal good.  Just ask the millions of retirees trying to live off a small fraction of the interest income they had planned on, or the millions of savers whose purchasing  power  is  dwindling  and  glide  path  to  retirement  is  getting  longer  and  longer.

Many  institutions,  including  banks,  insurance  companies  and  any  entity  that  sponsors  a pension  plan,  will  actually  benefit  from  higher  interest  rates.  The  converse  is  also  true—

higher interest rates will not necessarily be injurious.  Individuals and institutions have

Chairman’s Commentary

reduced  their  debt  load  and/or  refinanced  at  lower,  fixed  interest  rates.   We  believe  that

housing will still be affordable relative to historical standards and many capital projects or

acquisitions  will  still  be  economical.   And  we  would  argue  that  the  pricing  of  many  asset classes, including U.S. equities, already presume a higher interest rate environment.

That is our thought on QE, for what it is worth, but they are not the source of our optimism.

Our holdings are.  Our Investment Research Team has more than 130 collective years in the investment business. Over this time, we have invested through many geo-political threats,

economic  risks,  secular  evolutions,  and  market  mood  swings—many  of  them  “unprece-

dented”  as  have  been  the  Fed’s  actions.   And,  we  steadfastly  believe  that  the  best  way  to

protect  and  grow  capital  amidst  omnipresent,  macro  uncertainty  is  to  invest  in  a  small number of carefully researched, carefully selected, high-quality businesses that are profit-

able, growing, well-capitalized, well-run, and competitively-advantaged. We liken our hold-

ings to a fleet of sturdy ships worthy of both calm and stormy seas.  We do not know what the near- to mid-term effects of the Fed’s actions will be, but believe our: insurance brokers should  be  profitably  writing  more  policies  over  the  next  five  years;  housing-related  busi-

nesses  should  be  supplying  more  homes  built  over  the  next  five  years;  retailers  should  be selling more wares from more stores over the next five years; and banks should be writing more loans at wider net-interest margins over the next five years. The list goes on…

Additionally, we think that many of the companies in our portfolios have the potential to:

grow revenues by taking market share, obviating the need for strong growth in their respec-

tive  industries;  fortify  their  competitive  positions  even  if  their  markets  are  challenging;

grow earnings irrespective of revenue gains by operating more efficiently; and use capital

more  effectively  and  return  the  excesses  to  us,  their  owners.   These  factors  will  have  a

greater  impact  on  wealth  creation  over  the  long  haul  than  lead  stories  in  the  financial media—of this we are certain.

It is possible that market volatility will continue—or escalate—as this plays out.  This does not worry us.  We are intently focused on the earnings power of the businesses in which we invest—their primary source of value—and not stock price fluctuations. We feel great about the businesses we hold and will feel even better if we are able to add new names or increase existing positions at bargain prices.

Speaking  of  good  feelings,  we  are  proud  of  the  FAM  Small  Cap  Fund  which  celebrated  its one-year anniversary on March 1st and, as of that date, was up 18.9%.  That is quite a differ-

ent start from the FAM Value Fund which opened just before the stock market crash of 1987.

After its first year, it was down -17.2%.  And yet, we are still going strong having celebrated the 25th Anniversary of its launch in 2012. We believe a long-term focus to investing should continue to benefit investors in all three of our mutual funds.

Chairman’s Commentary

Thank you for entrusting us with your assets.  We wish you a safe and happy summer.

Thomas O. Putnam, Chairman

Research Team

Andrew F. Boord

John D. Fox, CFA

Kevin D. Gioia

Paul C. Hogan, CFA

Marc D. Roberts, CFA

Drew P. Wilson, CFA

FAM Funds — Expense Data

As of June 30, 2013 (Unaudited)

As  a  shareholder  of  the  Funds,  you  incur  ongoing  costs,  including  management  fees,  and other Fund expenses. This Example is intended to help you understand your ongoing costs

(in dollars) of investing in the Funds and to compare  these  costs  with  the  ongoing  costs  of investing in other mutual funds.

The  Example  is  based  on  an  investment  of  $1,000  at  the  beginning  of  the  period  and  held for the entire period (1/1/2013 to 6/30/2013).

Actual Expenses

Line  (A)  of  the  following  tables  provides  information  about  actual  account  values  and  ac-

tual expenses. You may use the information in this line, together with the amount you in-

vested, to estimate the expenses that you paid over the period. Simply divide your account value  by  $1,000  (for  example,  an  $8,600  account  value  divided  by  $1,000  =  8.6),  then  mul-

tiply  the  result  by  the  number  in  the  line  for  your  share  class  under  the  heading  entitled

“Expenses  Paid  During  Period”  to  estimate  the  expenses  you  paid  on  your  account  during this period.

Hypothetical Example for Comparison Purposes

Line (B) of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of re-

turn of 5% per year before expenses, which is not the Fund’s actual return. The hypotheti-

cal  account  values  and  expenses  may  not  be  used  to  estimate  the  actual  ending  account balance or expenses you paid for the period. You may use this information to compare the ongoing  costs  of  investing  in  the  Fund  and  other  funds.  To  do  so,  compare  this  5%  hypo-

thetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, line (B) of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

FAM Funds — Expense Data continued

Six months ended June 30, 2013 (Unaudited)

FAM Value Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

1/1/2013

6/30/13

During Period

A.  Ongoing Costs Based on Actual Fund

$1,000.00

$1,159.40

$6.37*

Return

B.   Ongoing Costs Based on Hypothetical

$1,000.00

$1,018.89

$5.96*

5% Yearly Return

*Expenses are equal to the Fund’s annualized expense ratio of (1.19%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FAM Equity-Income Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

1/1/2013

6/30/13

During Period

A. Ongoing Costs Based on Actual Fund

$1,000.00

$1,143.60

$6.70*

Return

B.  Ongoing Costs Based on Hypothetical

$1,000.00

$1,018.55

$6.31*

5% Yearly Return

*Expenses are equal to the Fund’s annualized expense ratio of (1.26%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FAM Small Cap Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

1/1/2013

6/30/2013

During Period

A.  Ongoing Costs Based on Actual Fund

$1,000.00

$1,165.00

$5.53*

Return

B. Ongoing Costs Based on Hypothetical

$1,000.00

$1,019.69

$5.16*

5% Yearly Return

* Expenses are equal to the Fund’s net annualized expense ratio of (1.03%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FAM Value Fund

June 30, 2013

Dear Fellow FAM Value Fund Shareholder,

To  the  surprise  of  many  investors,  it’s  been  a  good  six  months  for  U.S.  stocks.  In  the  years following the financial crisis investors, large and small, have been selling domestic stocks to  invest  in  global  stocks,  bonds,  gold,  or  other  alternatives.  However,  our  very  own  stock market has proven to be the one of the best places to invest in 2013 with most stock indices up in the mid-teens at June 30th.

The  ride  in  stocks  was  mostly  smooth  with  the  S&P  500  Index  hitting  an  all-time  high  of

1,669 on May 21st and the Dow Jones Industrial Average following with its all-time high of

15,409 on May 28th. The market limped into the finish line with a small correction in June,

but overall provided an excellent return for stock investors. Although we are pleased with the previous six months, we maintain our long-term focus. Our stance is that earnings ul-

timately drive stock prices over the long haul so we continue to fervently seek high-quality businesses in which to invest.

Performance Detail

At June 30, 2013 the net asset value of the FAM Value Fund was $56.67 per share.  This rep-

resents  an  increase  of  15.9%  from  the  beginning  of  the  year.  For  comparison,  the  S&P  500

Index increased 13.8% and the Russell 2000 Index increased 15.9%.

Best Performers

The  best  performer,  on  a  dollar-weighted  basis,  was  Brown  &  Brown  (+27%)  for  a  gain  of almost  $12  million.  Brown  &  Brown  is  an  insurance  agency  serving  small-  and  mid-sized businesses  across  America.  Increasing  insurance  premium  rates,  good  first  quarter  earn-

ings,  and  the  announcement  of  a  significant  acquisition  have  moved  the  stock  higher  in

2013.

The  Fund’s  second-best  performer  was  Berkshire  Hathaway  (+26%),  with  a  gain  of  more than  $8  million.  Berkshire  is  the  well-known  investment  vehicle  of  legendary  investor

Warren  Buffett.  At  FAM  Funds,  we  are  long-time  admirers  of  Mr.  Buffett  and  some  of  us have  traveled  to  the  Berkshire  annual  meeting  since  the  1980s.  In  spite  of  the  company’s size, book value per share continues to grow at an acceptable rate. For the 12 months end-

ing  March  31,  2013,  the  company’s  book  value  per  share  increased  13%.  Using  a  longer-

term  view,  book  value  grew  at  9%  per  year  for  the  five  years  ending  March  31,  2013.  Mr.

Buffett continues to be active in the current year announcing two acquisitions in excess of

$10 billion—Heinz and NV Energy.

FAM Value Fund

The  third-best  performer  was  Ross  Stores  (+20%)  for  a  gain  of  $6  million.  Ross  achieved another  record  fiscal  year  with  earnings  per  share  growth  of  23%  over  the  previous  year.

Shoppers continue to be attracted to Ross’ offering of brand name clothes at discount pric-

es. The last fiscal year (January 2013) was the eighth year in a row of positive earnings per share  growth.  In  addition  to  providing  growth,  the  business  maintains  its  paramount  fi-

nancial strength. Ross Stores ended the fiscal year with more than $600 million of cash in the bank. Management continues to allocate profits wisely with the shareholders receiving significant dividends and share buybacks over the last five years.

Worst Performers

In the six months ending June 30, 2013, the Fund owned only one stock that had a negative return. So our worst performers include one stock that actually appreciated, but at a lesser rate.

The  Fund’s  worst  performer,  on  a  dollar-weighted  basis,  was  Digital  River  (-0.64%)  for  a loss of $16,000.  As described below we sold our remaining shares in Digital River this year.

The  second-worst  performer  was  John  Wiley  &  Sons  (+4%)  with  a  small  gain  of  $359,000.

Wiley experienced a difficult fiscal year with a decline in sales and earnings per share. The decline is primarily due to lower sales in Wiley’s education division. This business has his-

torically sold college textbooks to students. The advent of digital books and textbook rental services have reduced its profits.

Portfolio Activity

Purchases

We  purchased  two  new  positions—AutoZone,  Inc.  and  FLIR  Systems—and  purchased  ad-

ditional shares in four existing holdings.

AutoZone  is  the  nation’s  leading  retailer  of  automotive  replacement  parts  and  accesso-

ries  with  more  than  5,000  stores.  You  may  recognize  its  tagline,  “Get  Into  The  Zone—Au-

toZone,” from their many radio and television advertisements. The corporation has an ex-

cellent track record of growth with earnings per share increasing by at least 20% per year over the last 5 and 10 years. The key to AutoZone’s successes is modest single-digit growth in  the  retail  business  coupled  with  very  intelligent  use  of  the  cash  flow  it  generates.  Man-

agement’s primary use of the free cash flow has been to repurchase the company’s shares.

During  the  five  years  ending  in  August  2012  (the  last  reported  fiscal  year),  management repurchased  44%  of  its  stock  shares.  These  repurchases  make  the  remaining  shares  more valuable and we expect additional share buyback going forward.

FAM Value Fund

FLIR  Systems  is  the  world  leader  in  the  design,  manufacture,  and  marketing  of  thermal imaging  infrared  cameras.  Infrared  cameras  have  a  wide  variety  of  uses  including  auto-

motive, fire & rescue, military, and facility security. FLIR produces more cameras than any company  in  the  world  giving  it  a  cost  advantage  over  its  competitors.  FLIR  is  extremely profitable  with  operating  margins  in  excess  of  20%  and  a  return  on  equity  of  more  than

25%. Like AutoZone, the business generates significant amounts of excess cash flow which has been used for acquisitions, dividends, and share buyback.

In  addition  to  our  new  stocks,  we  made  additional  purchases  of  Loews,  M&T  Bank,  Protec-

tive Life, and VCA-Antech.

Sales

We sold our entire position in three stocks: Digital River, Johnson & Johnson, and Meredith

Corporation.  Each of these stocks was sold for different reasons.

Digital  River  is  a  technology  company  that  handles  the  sale  and  distribution  of  software and game downloads from the Internet. We became concerned that with the trend in soft-

ware  sales  moving  to  The  Cloud,  and  bypassing  the  download  to  a  PC,  that  it  would  be  dif-

ficult for Digital River to grow over time.

We  originally  purchased  Johnson  &  Johnson  in  late  2007  because  of  its  superior  financial strength  and  global  business  growth.  At  the  time,  the  company  was  struggling  with  de-

clining  pharmaceutical  earnings  and  was  out  of  favor  with  investors.  Despite  JNJ’s  finan-

cial  strength,  the  stock  was  fairly  inexpensive  at  just  14  times  future  earnings  per  share.

We  sold  the  last  of  our  shares  this  year  after  the  stock  moved  up  into  the  mid-80s.  While

JNJ  was  a  very  good  investment  for  the  Fund,  our  strategy  is  to  focus  the  Fund’s  assets  on small- and mid-sized companies.

Our final full-sale was Meredith Corporation. Meredith owns magazines and television sta-

tions  across  America.  With  the  continued  growth  of  digital  advertising  and  potential  for declines in print media over the next few years, we decided to sell our remaining shares in

Meredith.

Outlook

“People may wonder what the Japanese are doing and what the Koreans are doing, but ul-

timately the earnings will decide the fate of the stock.” – Peter Lynch

This quote is from the book One Up on Wall Street by Peter Lynch, the legendary manager of  the  Fidelity  Magellan  Fund.  While  the  book  was  published  more  than  20  years  ago,  we were  struck  by  how  current  this  quote  would  sound  today  if  you  change  the  countries  to

Greece and Spain.

FAM Value Fund

When  an  investor  asks  a  fund  manager  about  their  outlook,  they  are  usually  looking  for some predictions on the economy, stock prices, or the answer to the latest debate in Wash-

ington, DC.

We  don’t  believe  anyone  can  predict  the  short-term  moves  in  stock  prices  and  prefer  to focus on the fundamental values of individual companies. We agree with the above quote that  stock  prices  should  follow  the  earnings,  cash  flows,  and  asset  values/net  worth  of companies over time.

Here are a couple of examples of this relationship:

Mednax

We  first  purchased  the  stock  of  Mednax  in  2004  when  it  was  called  Pediatrix  Medical.  At the time, the company operated neonatal intensive care units in hospitals. Total sales were

$620  million  and  the  business  reported  earnings  of  $1.99  per  share.  Over  the  last  nine years,  Mednax  has  continued  to  grow  its  neonatal  division  and  has  expanded  into  a  new business—anesthesiology.  This  expansion  has  allowed  them  to  grow  sales  to  more  than

$2  billion  and  earnings  to  over  $5  per  share.  If  Mednax  achieves  the  estimated  earnings results for this calendar year, earnings will have grown at a compound rate of almost 12%

per  year  for  nine  years.  As  a  result,  the  stock  price  will  have  also  increased  significantly from  our  original  cost  of  $26  in  2004  to  more  than  $90  today.  However,  owning  the  stock has  not  always  been  a  smooth  ride.  There  have  been  numerous  periods  over  the  last  nine years when the stock declined 15% or more from its peak before starting to move up again.

Markel

Markel  is  a  specialty  insurance  company  whose  stock  we  first  purchased  in  2001  at  $186 per  share.  We  value  insurance  companies  based  on  their  net  worth  per  share,  not  earn-

ings  per  share.  In  the  calendar  year  that  we  first  purchased  Markel’s  stock,  the  business had  a  net  worth  of  $110  per  share.  Over  the  last  11  years  ending  December  31,  2012,  that net worth per share had increased from $110 to more than $400. This growth in net worth per share is the result of management’s actions over the years. These actions included in-

troducing new products, acquiring other companies, and investing their billions of assets wisely. As a result, Markel’s stock price has also increased from our original $186 purchase price to $527 at June 30, 2013.

As these examples show, when corporate managers can increase the value of their compa-

nies  over  time  the  price  of  the  stock  should  follow.  We  select  stocks  where  we  think  there is  a  high  probability  of  this  happening  by  focusing  on  well-managed  businesses  that  are growing,  profitable,  and  generate  excess  cash.  We  also  interview  the  managers  of  these corporations  to  determine  if  they  have  integrity  and  are  skilled  at  allocating  operational resources.  If  we  can  find  a  good  company  that  is  financially  strong  and  managed  appro-

priately, we will invest in that business if we can purchase the stock at a price below what

FAM Value Fund

we think the enterprise is worth. When we invest in the right companies at the right price,

their earnings should ultimately drive stock prices over the long term.

Table of long term returns

Average Annual Total Returns as of June 30, 2013

Life of Fund

YTD

1-Year      3-Year      5-Year      10-Year

(1/2/87)

FAM Value Fund (FAMVX)     15.94%     20.84%     14.75%

8.15%

7.12%

10.28%

Russell 2000 Index

15.86%      24.21%      18.67%

8.77%

9.53%

9.39%

S&P 500 Index

13.82%     20.60%       18.45

7.01

7.30%

9.88%

The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Thank you for investing with us in the FAM Value Fund.

John D. Fox, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.

The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Value Fund — Portfolio Data (Unaudited)

As of June 30, 2013 (Unaudited)

COMPOSITION OF TOTAL INVESTMENTS

Property & Casualty Insurance

14.4%

Machinery & Equipment

9.2%

Retail Stores

7.4%

Banking

7.1%

Money Market Fund

6.4%

Insurance Agency

5.5%

Electronic Equipment

4.7%

Oil & Gas Exploration

4.5%

Health Care Services

4.3%

Health Care Equipment/Devices

3.6%

Automotive

3.3%

Transportation

3.3%

Real Estate Development

3.2%

Restaurants

2.9%

Diversified Manufacturing

2.8%

Investment Management

2.6%

Veterinary Diagnostics

2.1%

Advertising Agencies

2.1%

Health Care Distribution

2.0%

Life Insurance

2.0%

Other

6.6%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its  complete  schedule  of  portfolio  holdings  with  the  Securities  and  Exchange  Commission  for  the first  and  third  quarters  of  each  fiscal  year  on  Form  N-Q;  (ii)  the  Fund’s  Forms  N-Q  are  available  on the  Commission’s  website  at  http://www.sec.gov;  (iii)  the  Fund’s  Forms  N-Q  may  be  reviewed  and copied  at  the  Commission’s  Public  Reference  Room  in  Washington,  DC,  and  information  on  the  operation  of  the  Public  Reference  Room  may  be  obtained  by  calling  1-800-SEC-0330;  and  (iv)  the  Fund makes  the  information  on  Form  N-Q  available  to  shareholders,  upon  request,  by  calling  FAM  Funds at 1-800-932-3271.

FAM Value Fund — Statement of Investments

June 30, 2013 (Unaudited)

SHARES

VALUE

COMMON STOCKS (93.6%)

Advertising Agencies (2.1%)

The Interpublic Group of Companies, Inc.

  •   provides advertising and marketing services

1,182,700

$  17,208,285

Automotive (3.3%)

CarMax, Inc.*

  •  specialty retailer of used cars and light-trucks in the USA

600,000

27,696,000

Auto Parts & Equipment (1.4%)

Autozone, Inc.*

  •  retail and distribution of automotive replacement parts and accessories

27,700

11,736,213

Banking (7.1%)

Bank of the Ozarks, Inc.

  •   retail and commercial banking services in the Southeast

253,000

10,962,490

Home Bancshares, Inc.

  •   holding company for the Centennial Bank that provides various com-

mercial and retail banking and related financial products and services

500,000

12,985,000

M&T Bank Corporation

  •   commercial and retail banking services to individuals, businesses, cor-

porations and institutions in the Northeast and Mid-Atlantic

95,000

10,616,250

SCBT Financial Corporation

  •   banking services to individual and corporate customers in the Carolinas

234,110

11,796,803

TCF Financial Corporation

  •   banking services to individual and corporate customers in northern and

902,163

12,792,671

central California

59,153,214

Commercial Services (1.4%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals,

347,000

11,853,520

subsidiary classroom manufacturing

Diversified Manufacturing (2.8%)

Illinois Tool Works

  •   manufactures engineered products such as plastic and metal

339,950

23,514,342

components and fasteners

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

June 30, 2013 (Unaudited)

SHARES

VALUE

Electronic Equipment (4.7%)

FLIR Systems, Inc.

  •   designs, manufactures, and markets thermal imaging systems worldwide

391,128

$10,548,722

Zebra Technologies Corp. - Class A*

  •   designs, manufactures and supports bar code label printers

648,502

28,170,927

38,719,649

Health Care Distribution (2.0%)

Patterson Companies, Inc.

  •   operates as a distributor serving dental, companion-pet, veterinarian,

445,000

16,732,000

and rehabilitation supply markets in the USA and Canada

Health Care Equipment/Devices (3.6%)

StrykerCorp.

  •   operates a medical technology company offering Orthopedic Implants

266,000

17,204,880

and MedSurg Equipment

Waters Corporation*

  •   designs, manufactures, sells and services analytical instruments used

125,000

12,506,250

in a wide range of scientific research

29,711,130

Health Care Services (4.3%)

Mednax, Inc.*

  •   health care services company focused on physician services for

388,200

35,551,356

newborn, maternal-fetal and other pediatric subspecialty care

Home Furnishings (1.4%)

Mohawk Industries*

  •   produces floor covering products for residential and commercial applications

103,100

11,597,719

Insurance Agency (5.5%)

Brown & Brown, Inc.

  •   one of the largest independent general insurance agencies in the U.S.

1,409,696

45,448,599

Investment Management (2.6%)

Franklin Resources, Inc.

  •   provides investment management and fund administration

160,000

21,763,200

services as well as retail-banking and consumer lending services

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

June 30, 2013 (Unaudited)

SHARES

VALUE

Life Insurance (2.0%)

Protective Life Corporation

  •   individual and group life/health insurance and investment contracts

432,100

$ 16,596,961

Machinery & Equipment (9.2%)

Donaldson Company, Inc.

  •   designs, manufactures and sells filtration systems and replacement parts

642,400

22,907,984

Graco, Inc.

  •   supplies systems and equipment for the management of fluids in

180,550

11,412,566

industrial, commercial and vehicle lubrication applications

IDEX Corporation

  •   manufactures proprietary, highly engineered industrial products and pumps

771,750

41,527,867

75,848,417

Oil & Gas Exploration (4.5%)

EOG Resources, Inc.

  •   engages in the exploration, development, production and marketing of

191,000

25,150,880

natural gas and crude oil

Evolution Petroleum*

  •   engages in the acquisition, exploitation, and development of properties

285,646

3,116,398

for the production of crude oil and natural gas

Southwestern Energy Co.*

  •   energy company that engages in the exploration, development, and

237,000

8,657,610

production of natural gas and crude oil

36,924,888

Property & Casualty Insurance (14.4%)

Berkshire Hathaway, Inc. - Class A*

  •   holding company for various insurance and industrial companies

226

38,103,600

Loews Corporation

  •   operates primarily as a commercial property and casualty insurance company

259,700

11,530,680

Markel Corporation*

  •   sells specialty insurance products

64,850

34,172,708

White Mountain Insurance Group, Ltd.

  •   personal property and casualty insurance, and reinsurance

61,693

35,469,773

119,276,761

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

June 30, 2013 (Unaudited)

SHARES

VALUE

Publishing (1.1%)

John Wiley & Sons, Inc. - Class A

  •   publisher of print and electronic products, specializing in scientific,

technical, professional and medical books and journals

217,000

$   8,699,530

Real Estate Development (3.2%)

Brookfield Asset Management, Inc. - Class A

  •   asset management holding company that invests in property,

735,000

26,474,700

power and infrastructure

Restaurants (2.9%)

YUM! Brands, Inc.

  •   quick service restaurants including KFC, Pizza Hut and Taco Bell

350,600

24,310,604

Retail Stores (7.4%)

Bed Bath & Beyond, Inc.*

  •   national chain of retail stores selling domestic merchandise such as bed

345,600

24,503,040

linens, bath items, kitchen textiles and home furnishings

Ross Stores, Inc.

  •   chain of off-price retail apparel and home accessories stores

572,844

37,126,020

61,629,060

Semiconductors (0.3%)

Microchip Technology, Inc.

  •   develops, manufactures and sells semiconductor products for various

60,000

2,235,000

embedded control applications

Specialty Chemical (0.6%)

Sigma-Aldrich Corporation

  •   develops, manufactures, purchases and distributes high quality

60,000

4,821,600

chemicals, biochemicals and equipment available throughout the world

Transportation (3.3%)

Forward Air Corporation

  •   provides surface transportation and related logistics services to the

389,233

14,899,839

deferred air freight market in North America

Heartland Express, Inc.

  •   short-to medium-haul truckload carrier of general commodities

183,891

2,550,568

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

June 30, 2013 (Unaudited)

SHARES

VALUE

Transportation (continued)

Knight Transportation

  •   transportation of general commodities in the U.S.

576,900

$     9,703,458

27,153,865

Utilities/Gas (0.4%)

Questar Corporation

  •   natural gas utility in the state of Utah

123,100

2,935,935

Veterinary Diagnostics (2.1%)

VCA Antech, Inc.*

  •   provides veterinary services, diagnostic testing and sells diagnostic im-

aging equipment and related products/services to the veterinary market

662,200

17,276,798

Total Common Stocks (Cost $344,127,336)

$774,869,346

TEMPORARY INVESTMENTS (6.4%)

Money Market Fund (6.4%)

Invesco Short Term Treasury Fund (Institutional Class)

($0.02%)**

53,117,290

53,117,290

Total Temporary Investments (Cost $53,117,290)

$    53,117,290

Total Investments (Cost $397,244,626)

$827,986,636

* Non-income producing securities

** The rate shown represents the effective yield at 6/30/13

See Notes to Financial Statements

FAM Equity-Income Fund

June 30, 2013

Dear Fellow FAM Equity-Income Fund Shareholder,

Highlights

•

FAM Equity-Income Fund posted a 14.36% return for the first half of year.

•

The 5-year annualized growth rate in dividends for the individual holdings in the

Fund was 12% as of 6/30/2013.

This summer is the 100th Tour de France where bicycle riders battle it out during 21 days of

racing, covering more than 2,100 miles.   It is often referred to as the most grueling sport-

ing  event  on  the  planet.   During  each  stage  of  the  race,  teams  try  to  get  their  riders  into  a position so they might win the stage.  Each win gives the lead rider a few-second advantage

over  the  rest  of  the  field.   This  may  not  sound  like  much,  but  over  the  course  of  the  race these few seconds add up to a few minutes which is enough for victory.

While  FAM  Funds  and  the  Tour  de  France  are  an  ocean  apart,  some  of  the  racers’  winning strategies are similar to how we try to build long-term wealth. We focus on the fundamen-

tals  every  day—the  fundamentals  of  our  investment  process  and  the  companies  in  which we invest. We do extensive, exhaustive research—what other investors may call grueling—

because we know the little things add up and our goal is to put the Equity-Income Fund in a position to perform well over the long term.

The Fund’s dividend-growth strategy is to invest in well-managed, high-quality companies

that  can  grow  their  dividend  over  time.   The  object  is  to  get  a  larger  and  larger  dividend

check  every  year.   Investing  in  companies  that  grow  their  dividends  is  no  different  from working  for  a  business  and  getting  an  annual  raise.  We  then  take  that  growing  stream  of dividends and reinvest it into attractive investment opportunities.

Below are  the Fund’s holdings that have increased their quarterly dividend considerably in 2013 (as of 6/30/13):

FAM Equity-Income Fund

Company

Dividend Increase

Tupperware Brands

+72%

Altera

+50%

Donaldson

+30%

Stryker

+25%

Mattel

+16%

IDEX

+15%

Performance Detail

The FAM Equity-Income Fund is off to a very good start for the year, rising more than 14%

through  the  end  of  June.   The  Fund  outperformed  the  S&P  500  Index  for  the  first  half  of

2013  as  well  as  one  and  five  years.   The  Fund  has  trailed  the  Russell  2000  Index  slightly as  small  capitalization  stocks  have  generally  performed  better  than  larger  capitalization stocks over the time periods listed below.

Average Annual Total Returns as of June 30, 2013

Life of Fund

YTD

1-Year      3-Year      5-Year      10-Year

(4/1/96)

FAM Equity-Income Fund     14.36%     21.02%     16.85%       8.39%

6.52%

8.23%

(FAMEX)

Russell 2000 Index

15.86%      24.21%      18.67%

8.77%

9.53%

7.90%

S&P 500 Index

13.82%     20.60%     18.45%       7.01%

7.30%

7.29%

The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The  best  performing  sectors  in  the  Fund  were  Consumer  Discretionary,  Financials,  Con-

sumer  Staples  and  Industrials.    The  sectors  contributing  the  least  to  performance  were

Materials and Energy.  There were no sectors that detracted from performance.

Best Performers

Flowers Foods returned 43.5% and was the best performer, on a dollar-weighted basis, con-

tributing  $1.95  million  to  the  Fund’s  value.   Flowers  is  a  bread  and  snack  cake  company

serving the lower half of America.  They serve just over 50% of the U.S. population and have a goal of reaching 75% in the next few years.  They have been successful in expanding their

FAM Equity-Income Fund

territory through a number of acquisitions.   Flowers’ best known brands include Nature’s

Own, Whitewheat, and TastyKake.

The company is aggressively accumulating market share in the bread and snack cake mar-

ket as Hostess Brands filed for bankruptcy late last year.  After Hostess went into bankrupt-

cy, there was an auction for their brands and facilities.  Flowers was the winning bidder for

the  bread  brands  which  include  Wonder,  Nature’s  Pride,  and  Butternut.   Flowers  will  also

get 20 bakeries with the purchase.  The transaction is currently undergoing the regulatory review process and is expected to close later this year.  Until then, Flowers should continue to  benefit  from  a  major  competitor  being  out  of  the  market  and  tighter  manufacturing capacity in the industry.

We  trimmed  our  position  in  Flowers  as  the  stock  marched  higher.   It  is  a  very  well-man-

aged company, but we believe there is some execution risk as management integrates the

Hostess assets.

Mattel was the second-best performer and returned 25.7% while contributing $1.35 million

to  the  Fund’s  value.   Mattel  continues  to  benefit  from  strong  sales  of  their  girl-oriented brands such as Monster High and American Girl products.  International sales continue to

grow  faster  than  domestic.   Management  is  also  making  progress  integrating  the  HIT  En-

tertainment  acquisition  which  is  known  for  the  Thomas  the  Tank  Engine  characters.   The

Fisher  Price  brand  continues  to  struggle;  we  view  this  as  an  opportunity  for  future  sales

growth  and  higher  profitability.   As  noted  above,  Mattel  increased  their  cash  dividend  to shareholders by 16% this year.

Worst Performers

Digital  Realty  Trust  declined  the  most  on  a  dollar-weighted  basis,  -7.9%,  and  reduced  the

Fund’s  value  by  $-0.365  million.  Digital  is  the  largest  owner  and  operator  of  data  centers in the U.S.  They also have data centers in Europe, Australia, and Asia.  These buildings are highly  specialized  because  they  require  a  large  amount  of  electricity  to  power  computer servers as well as cooling systems.  The facilities also have huge generators capable of pro-

ducing  the  same  amount  of  backup  power  in  order  to  keep  the  data  center  running  24/7.

They  also  need  high  speed  connectivity  to  the  outside  world  via  fiber  optic  cables.   Addi-

tionally,  these  buildings  are  expensive  to  construct.    This  acts  as  a  significant  barrier  to

entry for potential competition.

We like Digital because the drivers of their business are accelerating.   The amount of data

being  generated  each  year  is  tremendous  and  needs  to  be  warehoused  somewhere.   The

most  cost-effective  place  to  store  data  is  a  data  center.   On  the  other  side  of  the  coin,  the

amount of data we consume is growing at an exponential rate.  For example, a person try-

ing  to  decide  what  movie  to  watch  looks  at  movie  trailers  online  and  is  able  to  see  at  what

FAM Equity-Income Fund

theaters  and  times  the  movie  is  playing.   All  this  data  is  housed  at  a  data  center  and  must be  available  when  the  consumer  needs  it  and  on  any  device  including  iPads,  iPhones,  or laptop computers.

Another positive aspect of the business is the length of the contracts.  Typically, a customer

signs  a  contract  for  5  to  10  years  with  built-in  annual  rental  rate  escalators.   Customers

are  willing  to  sign  long-term  contracts  because  the  switching  costs  are  extremely  high.

If  a  customer  wanted  to  move  to  a  competing  data  center  they  couldn’t  just  shut  down

their computers on a Friday, move the equipment, and then restart on Sunday night.   The

customer  computer  applications  require  100%  uptime  and  availability.   The  only  feasible

way to make a switch is to buy all new equipment and then change over after the new site

is  live—this  is  costly  and  a  huge  undertaking.   IT  professionals  are  already  stretched  with

just  daily  operations.   It’s  inconceivable  that  they  would  switch  data  centers  just  to  save  a few dollars on rent.

Since  we  are  confident  in  Digital’s  long-term  prospects,  we  took  advantage  of  its  weak stock price near the quarter’s end and added to our position.

Landauer shares reversed course this year after they reported poor results for the first quarter and it was the Fund’s second-worst performer.  Year-to-date the total return on the stock is -19.3%, but this only brought down the Fund’s value by $-0.256 million.  The reason the impact of the stock price decline wasn’t larger is because we sold the vast majority of our shares last year at much higher prices. While the price looks much more attractive today, the business is struggling to grow.  We also have some unresolved ques-

tions regarding some of their new business endeavors.  Landauer is the leader in personal radiation dosimetry for those working around radiation. This includes X-ray technicians,

nuclear medicine technicians, and even some TSA workers.  However, their years of expertise in the dosimetry area doesn’t mean they are experts in all radiation areas.  We are concerned that management made some acquisitions that may be outside their circle of competency and are closely evaluating Landauer’s future business prospects.

Portfolio Activity

During  the  first  half  of  the  year  we  were  mostly  sellers  of  stock.   As  the  stock  market  hit

new highs, we took a hard look at the holdings in the Fund and trimmed certain positions which either experienced significant appreciation or grew to a larger weight in the portfo-

lio than we desired.  We trimmed our positions in EOG, Dr. Pepper Snapple Group, Flowers

Foods,  Questar,  US  Ecology,  and  more.   We  still  like  all  of  these  companies  and  would  buy back  the  shares  at  lower  prices;  however,  all  these  positions  are  currently  trading  above our trim prices.

FAM Equity-Income Fund

We  did  purchase  a  few  new  names  for  the  Fund  which  strike  us  as  being  undervalued.   In

February we purchased Garmin, the GPS manufacturers.  Garmin has a huge war chest of

cash  on  the  balance  sheet  and  no  debt.   When  we  adjust  for  cash,  the  stock  trades  at  only

8  times  earnings.   This  is  a  significant  discount  to  the  market  which  trades  at  14  times.

By our math we paid only 2 times cash for the entire business, or fifty cents on the dollar.

We acknowledge their auto GPS business is shrinking as more people use the GPS on their

Smartphones, but the other segments of their operation are growing and more profitable.

Another  new  purchase  for  the  Fund  is  Western  Union.   This  stock  is  under  some  pressure

because they lowered rates in one of their businesses to be more competitive.   The real as-

set  of  Western  Union  is  their  network  to  transport  cash—it’s  the  largest  in  the  world.   We

think the business is interesting because there are very few ways to transport actual cash

around the globe.   For people who don’t have a checking account and want to send money to a relative in another country, there are only a few options and Western Union is, by far,

the leader with the most offices worldwide.

Finally, we took a position in Winthrop Realty Trust.  This business invests in real estate in many ways.  They will acquire properties at a discount and then sell them for a significant gain.  They will also invest in various parts of the capital structure for buildings or develop-

ment projects.  Management at Winthrop has a terrific track record of generating investor returns.  The team is economically minded and disciplined in the investments they under-

take.  As we started building our position, the stock cooperated and went down.

Outlook

The  Fund  is  off  to  a  great  start  this  year.   We  don’t  know  what  is  in  store  for  the  remain-

der  of  2013,  but  we  do  believe  that  many  factors  are  pointing  to  higher  stock  prices  in  the

future.   Real  interest  rates  remain  near  zero.   They  may  rise  as  the  Federal  Reserve  begins

to  taper  its  Quantitative  Easing,  but  rates  are  still  dramatically  lower  than  a  decade  ago.

The  economic  data  continues  to  improve—housing  is  improving,  consumer  confidence  is

stronger,  and  employment  is  growing  (albeit  slowly).    Perhaps  the  most  powerful  force

pointing  to  higher  stock  prices  in  the  future  is  American  ingenuity.   As  a  society,  we  per-

petually reinvent ourselves.  We have a strong desire to innovate.  Some examples include the  laptop  transforming  into  the  tablet,  and  cell  phones  morphing  into  Smartphones  like the iPhone.  Even the way we make coffee has evolved from the percolator to the automatic drip maker and now we have the Keurig machine.

Our  strategy  is  to  invest  in  financially  strong  companies  that  generate  more  cash  than

they  need  to  grow.   We  like  to  see  this  excess  cash  paid  out  to  shareholders  in  the  form  of

dividends  throughout  the  year.   It’s  our  belief  that  financially  strong  and  cash-rich  busi-

nesses will not only be able to weather any potential future storm, but also take advantage

FAM Equity-Income Fund

of  future  growth  trends.   We  stand  ready  to  aggressively  buy  stocks  when  investors  are fearful and selling the shares of great enterprises.

Like the riders in the Tour de France, we are working to gain a long-term advantage.

Paul Hogan, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.

The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Equity-Income Fund — Portfolio Data

As of June 30, 2013 (Unaudited)

COMPOSITION OF TOTAL INVESTMENTS

Semiconductors

8.7%

Machinery & Equipment

8.4%

Toys

5.4%

Retail  - Department Stores

5.3%

Hazardous Waste Disposal

5.3%

Health Care Equipment/Devices

5.2%

Money Market Fund

5.0%

Health Care Distribution

4.7%

Insurance Agency

4.6%

Oil & Gas Exploration

4.0%

Consumer Staples

3.9%

Utilities/Water

3.8%

Commercial Services

3.6%

Banking

3.5%

Property & Casualty Insurance

3.5%

REITS - Data Center

3.1%

Specialty Chemical

3.1%

Technology

2.6%

Household Durables

2.4%

Investment Management

2.3%

REITS - Diversified

2.2%

Other

9.4%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its  complete  schedule  of  portfolio  holdings  with  the  Securities  and  Exchange  Commission  for  the first  and  third  quarters  of  each  fiscal  year  on  Form  N-Q;  (ii)  the  Fund’s  Forms  N-Q  are  available  on the  Commission’s  website  at  http://www.sec.gov;  (iii)  the  Fund’s  Forms  N-Q  may  be  reviewed  and copied  at  the  Commission’s  Public  Reference  Room  in  Washington,  DC,  and  information  on  the  operation  of  the  Public  Reference  Room  may  be  obtained  by  calling  1-800-SEC-0330;  and  (iv)  the  Fund makes  the  information  on  Form  N-Q  available  to  shareholders,  upon  request,  by  calling  FAM  Funds at 1-800-932-3271.

FAM Equity-Income Fund — Statement of Investments

June 30, 2013 (Unaudited)

SHARES

VALUE

COMMON STOCKS (94.0%)

Banking (3.5%)

M&T Bank Corporation

  •   commercial and retail banking services to individuals, businesses, corpora-

15,000

$   1,676,250

tions and other institutions in the Northeast and Mid-Atlantic

SCBT Financial Corporation

  •   provides banking services to individual and corporate customers in the

58,000

2,922,620

Carolinas

4,598,870

Beverage - Non Alcoholic (1.1%)

Dr. Pepper Snapple Group, Inc.

  •   integrated brand owner, manufacturer and distributor of non-alcoholic

30,800

1,414,644

beverages in the USA, Canada, and Mexico

Commercial Services (3.6%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals, subsidiary class-

136,264

4,654,778

room manufacturing

Computer Software & Services (1.1%)

CA, Inc.

  •   provides enterprise information technology (IT) management software and

50,000

1,431,500

solutions

Consumer Electronics (1.0%)

Garmin Ltd.

  •   provides navigation, communication, and information devices and

34,600

1,251,136

applications that are enabled by global positioning system technology

Consumer Staples (3.9%)

Flowers Foods, Inc.

  •   produces and markets bakery products in the USA

231,750

5,110,087

Data Processing & Outsourcing (1.3%)

The Western Union Company

  •   leader in global money movement and payment services, providing people

100,000

1,711,000

and businesses with fast, reliable and convenient ways to send money and make payments around the world

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

June 30, 2013 (Unaudited)

SHARES

VALUE

Hazardous Waste Disposal (5.3%)

U.S. Ecology, Inc.

  •   provides radioactive, pcb, hazardous and non-hazardous waste services to

249,869

$   6,856,405

commercial and government customers

Health Care Distribution (4.7%)

Patterson Companies, Inc.

  •   operates as a distributor serving dental, companion-pet, veterinarian, and

162,000

6,091,200

rehabilitation supply markets in the USA and Canada

Health Care Equipment/Devices (5.2%)

Stryker Corp.

  •   operates a medical technology company offering Orthopedic Implants and

105,500

6,823,740

MedSurg Equipment

Health Care Services (0.7%)

Landauer, Inc.

  •   provides personal radiation dosimeters and radiation related services

20,000

966,200

Household Durables (2.4%)

Tupperware Brands Corporation

  •   manufacture and sales of preparation, storage, and serving solutions for

40,000

3,107,600

the kitchen and home

Insurance Agency (4.6%)

Arthur J. Gallagher & Co.

  •   provides insurance brokerage and risk management services to

137,920

6,025,725

commercial, industrial, institutional, and governmental organizations

Investment Management (2.3%)

Franklin Resources, Inc.

  •   provides investment management and fund administration

22,300

3,033,246

services as well as retail-banking and consumer lending services

Machinery & Equipment (8.4%)

Donaldson Company, Inc.

  •   designs, manufactures and sells filtration systems and replacement parts

125,600

4,478,896

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

June 30, 2013 (Unaudited)

SHARES

VALUE

Machinery & Equipment (continued)

IDEX Corporation

  •   manufactures proprietary, highly engineered industrial products and

120,984

$    6,510,149

pumps

10,989,045

Oil & Gas Exploration (4.0%)

EOG Resources, Inc.

  •   engages in the exploration, development, production and marketing of

39,000

5,135,520

natural gas and crude oil

Packaged Goods (1.5%)

McCormick & Company, Inc.

  •   manufactures, markets and distributes spices, seasonings, specialty

27,000

1,899,720

foods and flavorings to the entire food industry.

Property and Casualty Insurance (3.5%)

OneBeacon Insurance Group, Ltd.

  •   commercial, personal and specialty insurance products

314,666

4,556,364

Publishing (0.3%)

John Wiley & Sons, Inc. - Class A

  •   publisher of print and electronic products, specializing in scientific,

8,350

334,752

technical, professional and medical books and journals

REITS - Data Center (3.1%)

Digital Realty Trust Inc.

  •   engages in the ownership, acquisition, development, redevelopment and

67,000

4,087,000

management of technology-related real estate

REITS - Diversified (2.2%)

Winthrop Realty Trust

  •   real estate investment trust that engages in the ownership and manage-

232,450

2,796,373

ment of real property and real estate-related assets

Retail  - Department Stores (5.3%)

Destination Maternity Corporation

  •   designing and retail of maternity clothing in the United States

7,800

191,880

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

June 30, 2013 (Unaudited)

SHARES

VALUE

Retail - Department Stores (continued)

Ross Stores, Inc.

  •   chain of off-price retail apparel and home accessories stores

103,843

$     6,730,065

6,921,945

Semiconductors (8.7%)

Altera Corporation

  •   manufacturer of programmable logic solutions

61,000

2,012,390

Microchip Technology, Inc.

  •   develops, manufactures and sells semiconductor

101,000

3,762,250

products for various embedded control applications

Xilinx, Inc.

  •   worldwide leader of programmable logic solutions

141,414

5,601,409

11,376,049

Specialty Chemical (3.1%)

Sigma-Aldrich Corporation

  •   develops, manufactures, purchases and distributes high quality

50,000

4,018,000

chemicals, biochemicals and equipment available throughout the world

Technology (2.6%)

National Instruments Corporation

  •   manufactures and supplies measurement and automation products

122,000

3,408,680

Toys (5.4%)

Mattel, Inc.

  •    designs, manufactures, and markets various toy products

155,299

7,036,598

Utilities/Gas (1.4%)

Questar Corporation

  •   natural gas utility in the state of Utah

77,800

1,855,530

Utilities/Water (3.8%)

Aqua America, Inc.

  •   water and waste water utility

159,000

4,975,110

Total Common Stocks (Cost $80,063,135)

$ 122,466,817

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

June 30, 2013 (Unaudited)

SHARES

VALUE

PREFERRED STOCKS (1.0%)

REITS - Storage (1.0%)

Public Storage - (6.5%) Preferred Q

  •   engages in the acquisition, development, ownership, and

50,300

$      1,293,213

operation of self-storage facilities in the USA and Europe

Total Preferred Stocks (Cost $1,393,838)

$      1,293,213

TEMPORARY INVESTMENTS (5.0%)

Money Market Fund (5.0%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)*

6,472,231

6,472,231

Total Temporary Investments (Cost $6,472,231)

$      6,472,231

Total Investments (Cost $87,929,204)

$130,232,261

*The rate shown represents the effective yield at 6/30/13

See Notes to Financial Statements

FAM Small Cap Fund

June 30, 2013

Dear Fellow FAM Small Cap Fund Shareholder,

Recent  market  chatter  has  focused  on  commentary  from  Federal  Reserve  Chairman  Ben

Bernanke and the timing of “tapering” or the reduction in the pace of monthly purchases of $40 billion of agency mortgage-backed securities and $45 billion of long-term Treasury securities.  Uncertainty surrounding the market effect, timing of tapering, and the eventual end of Quantitative Easing has led to movements in interest rates, interest sensitive securi-

ties, and the stock market.

As Warren Buffett reminded us at this year’s Berkshire Hathaway Annual Meeting, nobody quite knows how it will all play out. One possible scenario is that we may see the return of

more volatility in the markets.   For long-term investors, this may play to our advantage if we  have  the  opportunity  to  put  capital  to  work  in  high-quality  businesses  at  discounted prices.

Furthermore, there are several attributes of small-cap stocks that can create these buying opportunities in any market environment. For example, in many instances, small-cap secu-

rities  remain  under-the-radar  purely  due  to  their  size.   Larger  asset  management  firms

cannot put enough capital to work in these names to make them meaningful to their port-

folios. Additionally, with lower trading volumes than larger companies, Wall Street stands to benefit less from covering small-cap stocks compared to large-cap stocks.  Less competi-

tion and interest from others means more opportunities for us to find bargain securities.

Performance Detail

The FAM Small Cap Fund is off to a solid start as shown by our outperformance of our pri-

mary benchmark, the Russell 2000 Index, and the S&P 500 Index over all time periods pre-

sented in the following table:

Average Annual Total Returns as of June 30, 2013

Life of Fund

YTD

1-Year

(3/1/2012)

FAM Small Cap Fund

16.50%      27.61%

20.72%

(FAMFX)

Russell 2000 Index

15.86%      24.21%

16.36%

S&P 500 Index

13.82%     20.60%

14.95%

The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FAM Small Cap Fund

While encouraging, we are focused on building wealth over long periods of time.  Short-term results will ebb and flow. Although we have outperformed over shorter-term periods thus far, even the best investors sustain both short- and medium-term periods of underperfor-

mance throughout their careers.  This may materialize even though the underlying intrin-

sic values of the portfolio’s companies may be increasing in value. Patience is key and over time stock prices reflect a company’s earnings power.

Additionally,  there  were  announcements  that  two  of  the  Fund’s  holdings  would  be  taken private—Websense (WBSN) and a new holding, rue21 (RUE).  Both companies received sub-

stantial premiums to their trading ranges pre-announcement and our cost.

Best Performers

The Fund’s best performer, on a dollar-weighted basis, was Home Bancshares (+58.5%) with a gain of $350,020.  While the stock was already having a solid year, late in the quarter Home announced a major acquisition that is expected to be highly accretive.  The market reacted strongly sending shares sharply higher. Home will acquire Liberty Bancshares, a privately held Arkansas bank, for $280M in stock and cash. Expectations are that the transaction may bring Home $2.9B in total assets, $1.9B in loans, and $2.2B in total deposits.  Home expects to be able to significantly improve Liberty’s return on assets.

The  second-best  performing  stock  was  Evolution  Petroleum  (+34.2%)  with  a  gain  of

$322,480.   Production  continues  to  grow  in  the  Delhi  Field,  the  company’s  main  asset.   By

the end of the year it is expected that Evolution will retain an increased ownership in this

field  after  certain  key  milestones  are  reached  by  operator  Denbury  Resources.   Following

this,  cash  flow  to  Evolution  is  expected  to  increase  considerably—adding  to  an  already superb balance sheet that features a net cash position.

Worst Performers

The worst performing stock, on a dollar-weighted basis, was Gordmans (-9.4%) with a loss of $22,017.  The road has been bumpy since we first bought the stock in the fourth quarter of last year. The weakness in comparable store sales that created a buying opportunity for us  has  persisted  due  to  merchandising  missteps.  While  2013  will  be  challenging  for

Gordmans, longer term its store and earnings growth potential remains. As we were disci-

plined and purchased shares with a margin of safety, our losses were minimal at the end of the second quarter with shares trading just below our average cost.

The  second-worst  performing  stock  was  Winthrop  Realty  Trust  (+11.8%),  with  a  loss  of

$21,164  due  to  a  share  price  drop  after  we  significantly  added  to  our  position  toward  the end of the second quarter.  REITs and other high-yielding securities fell late in the quarter as  interest  rates  moved  higher  following  comments  from  Federal  Reserve  Chairman  Ben

FAM Small Cap Fund

Bernanke, generating our loss in the security.  Winthrop is not your typical REIT as shown by their willingness to be a net-seller of assets in this low interest rate environment. CEO

Michael Ashner characterizes himself as a value investor and could be described as a con-

trarian. We believe that this mentality should serve us well over time as he finds opportuni-

ties to invest capital at attractive rates of return.

Portfolio Activity

We have purchased four new names this year and re-added one that we owned in the past.

New purchases included two specialty retailers, Destination Maternity and rue21, after we attended their presentations at an investor retail conference early this year.  Subsequent to our purchase of rue21, the company received a takeout offer at a price considerably above our  purchase  price.  Other  new  purchases  included  U.S.  Physical  Therapy,  a  developer  and operator  of  outpatient  physical  and  occupational  therapy  clinics  nationwide,  and  MTS

Systems  Corporation,  an  industry-leading  testing  and  sensing  solutions  developer  and manufacturer. We also re-added Winthrop Realty Trust to the portfolio.

Two holdings were completely removed from the Fund during this year. Medidata Solutions was sold as it reached a price far above our assessment of its fair value.  In just over a year,

shares rose more than 100%.  Also, the completion of the acquisition of Websense happened late in June at a substantial premium to our purchase price.

We’ve also added substantially to several existing names in the portfolio.

Outlook

Utilizing  our  time-tested  investment  philosophy  and  process,  we  continue  to  seek  finan-

cially  strong,  durable  businesses  with  high  returns  on  capital  that  also  exhibit  long-term growth potential. We like established, niche companies that have been in operation for many years. These small-cap businesses have to meet our stringent criteria, which includes pur-

chasing the stocks at bargain prices.

Here is an example:

John Bean Technologies (JBT)

Although you probably haven’t heard of JBT, its products affect your life every day and the company is a leader in its industries. The roots of the company trace back to 1884 when John

Bean set out to solve the problem of battling the devastating San Jose scale (a fruit tree pest)

affecting California’s orchards. The result was the creation of the continuous spray pump.

In  the  early  1900s,  the  business  began  large-scale  manufacturing.  During  the  1920s,  they

FAM Small Cap Fund

added  to  their  product  portfolio  through  mergers,  John  Bean  stock  was  introduced  on  the

San  Francisco  Stock  Exchange,  and  the  company  came  to  be  known  as  Food  Machinery

Corporation (FMC).  Over the years, they continued to introduce new food machinery to their lineup including continuous freezers and citrus juicers.  Today, more than 75% of the world’s citrus juices are processed using JBT equipment.

In the early 1960s with the commercialization of the airline industry, the corporation was able to adapt its John Bean Spray Pump technology to become an aircraft deicer.  This, along with a cargo handling system for the new containerized generation of jet aircraft, led their

foray  into  the  aircraft  support  industry  (AeroTech).   Later  on  they  would  acquire  Jetway

Systems  which  manufactures  the  Jetway®  passenger  boarding  bridge.   Today,  75%  of  the

time you board a plane in America you are walking on a Jetway®.

In 2007, FMC decided to spin-off two of its businesses.  They were the original food machin-

ery  equipment  business  (FoodTech)  and  AeroTech  featuring  the    Jetway®.    Together,

FoodTech and AeroTech became JBT Corporation in 2008.

Why do we find JBT attractive today?

As you may know we adhere to key investment criteria at Fenimore Asset Management (the investment advisor to FAM Funds), including:

1.

Strong and ethical management teams.

2.

Profitable businesses generating significant free cash flow.

3.

Manageable debt.

4.

Ability to purchase at a margin of safety.

Strong & Ethical Management Team

We believe the company has a first-rate leadership team.  We also like their longevity with

CEO Charlie Cannon joining the business in 1982 and CFO Ron Mambu in 1974. Management

is  seasoned  and  has  a  deep  knowledge  of  the  industries  they  serve.   Our  visits  with  them

have given us confidence that this is a very capable and appropriately conservative team.

Profitable Business & Free Cash Flow

While  focused  on  different  industries  JBT’s  two  divisions,  FoodTech  and  AeroTech,  have  a couple of overlapping characteristics. The key trait in our evaluation is that they both gen-

erate substantial amounts of free cash flow.  This free cash flow can then be redeployed to invest in the business, make acquisitions, buy back stock, pay out dividends, or pay down

FAM Small Cap Fund

debt.  In the past few years, management has prudently allocated capital to each one of these avenues. Beyond generating a lot of free cash flow, both businesses have grown their prof-

itability over time.

Manageable Debt

In regard to the balance sheet, while JBT does have some debt, we think it is very manageable given the high amount of free cash flow the company generates.  Furthermore, management has been prudent in reducing their net-debt levels since the spin-off in 2008.

Margin of Safety

This piece of the equation is critical, as even the best companies can be bad stocks if you pay too much for them.  On several occasions last year, we felt that we could buy JBT stock “on sale.” It’s our position that over the long run stock prices should follow earnings power—we believe  JBT  has  the  potential  to  continue  to  increase  its  earnings  power  for  years  to  come.

So far results have been encouraging and we feel JBT’s outlook is favorable.

We continue to seek and discover high-quality, under-the-radar businesses in the small-cap space. Although the future is always uncertain, remember that when the stock market has downward fluctuations we are ready to act and invest in companies like JBT at discounted prices.  It’s  our  experience  that  purchasing  the  right  company’s  stock  at  the  right  price  is what builds real wealth over the long term.

Thank you for investing with us in the FAM Small Cap Fund.

Marc D. Roberts, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.

The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Small Cap Fund — Portfolio Data

As of June 30, 2013 (Unaudited)

COMPOSITION OF TOTAL INVESTMENTS

Money Market Fund

11.6%

Retail - Department Stores

9.7%

Banking

9.0%

Electronic Manufacturing

6.9%

Diversified Holding Company

6.2%

Investment Management

6.0%

REITS - Diversified

5.3%

Oil & Gas Exploration

4.9%

Transportation

4.6%

Wholesale Wire & Cable

4.6%

Property & Casualty Insurance

4.5%

Industrial Machinery

4.4%

Commercial Services

4.2%

Retail  - Automobile

4.1%

Health Care Facilities

3.5%

Laser Systems/Components

3.4%

Hazardous Waste Disposal

3.3%

Services - Data Processing

2.8%

Food Products

1.0%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its  complete  schedule  of  portfolio  holdings  with  the  Securities  and  Exchange  Commission  for  the first  and  third  quarters  of  each  fiscal  year  on  Form  N-Q;  (ii)  the  Fund’s  Forms  N-Q  are  available  on the  Commission’s  website  at  http://www.sec.gov;  (iii)  the  Fund’s  Forms  N-Q  may  be  reviewed  and copied  at  the  Commission’s  Public  Reference  Room  in  Washington,  DC,  and  information  on  the  operation  of  the  Public  Reference  Room  may  be  obtained  by  calling  1-800-SEC-0330;  and  (iv)  the  Fund makes  the  information  on  Form  N-Q  available  to  shareholders,  upon  request,  by  calling  FAM  Funds at 1-800-932-3271.

FAM Small Cap Fund — Statement of Investments

June 30, 2013 (Unaudited)

SHARES

VALUE

COMMON STOCKS (88.4%)

Banking (9.0%)

Home Bancshares, Inc.

  •   holding company for the Centennial Bank that provides various com-

mercial and retail banking and related financial products and services

37,000

$     960,890

to businesses, real estate developers, individuals and municipalities

Pinnacle Financial Partners, Inc.*

  •   holding company for Pinnacle National Bank that provides commercial banking services to individuals, small to mid-size businesses and profes-

26,500

681,315

sional entities

SCBT Financial Corporation

  •   provides banking services to individual and corporate customers in the

13,300

670,187

Carolinas

2,312,392

Commercial Services (4.2%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals, subsidiary

24,500

836,920

classroom manufacturing

MTS Systems Corporation

  •   supplies test systems and industrial position sensors

4,000

226,400

1,063,320

Diversified Holding Company (6.2%)

Biglari Holdings Inc.*

  •   engages in the ownership, development, operation, and franchising of

3,885

1,594,404

restaurants

Electronic Manufacturing (6.9%)

Fabrinet*

  •   provides precision optical, electro-mechanical, and electronic manufac-

126,750

1,774,500

turing services

Food Products (1.0%)

Inventure Foods, Inc.*

  •   manufactures and markets healthy/natural and indulgent

31,092

259,929

specialty snack food products

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

June 30, 2013 (Unaudited)

SHARES

VALUE

Hazardous Waste Disposal (3.3%)

U.S. Ecology, Inc.

  •   provides radioactive, pcb, hazardous and non-hazardous waste services

30,800

$

845,152

to commercial and government customers

Health Care Facilities (3.5%)

U.S. Physical Therapy, Inc.

  •   through its subsidiaries, operates outpatient physical therapy clinics

32,700

903,828

Industrial Machinery (4.4%)

John Bean Technologies Corporation

  •   provides technology solutions for the food processing and air

53,000

1,113,530

transportation industries

Investment Management (6.0%)

Westwood Holdings Group Inc.

  •   manages investment assets and provides services for its clients

35,487

1,523,102

Laser Systems/Components (3.4%)

Rofin-Sinar Technology Inc.*

  •   engages in the design, development, engineering,

35,050

874,147

manufacturing, and marketing of laser-based products

Oil & Gas Exploration (4.9%)

Evolution Petroleum Corp.*

  •   engages in the acquisition, exploitation, and development of properties

116,000

1,265,560

for the production of crude oil and natural gas

Property and Casualty Insurance (4.5%)

Amerisafe, Inc.

  •   insurance holding company that markets and underwrites workers’

35,500

1,149,845

compensation and general liability insurance

REITS - Diversified (5.3%)

Winthrop Realty Trust

  •   real estate investment trust that engages in the ownership and manage-

112,850

1,357,585

ment of real property and real estate-related assets

Retail - Automobile (4.1%)

America’s Car-Mart Inc.*

  •   operates as an automotive retailer

24,023

1,038,755

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

June 30, 2013 (Unaudited)

SHARES

VALUE

Retail - Department Stores (9.7%)

Destination Maternity Corporation

  •   designing and retail of maternity clothing in United States

43,950

$     1,081,170

Gordman Stores Inc.*

  •   operates department stores selling apparel, footwear, home fashions

34,000

462,740

products, and accessories including fragrances

rue21, Inc.*

  •   specialty retailer of junior girls and young mens apparel and accessories

22,250

925,823

2,469,733

Services - Data Processing (2.8%)

Cass Information Systems Inc

  •   provides payment and information processing services to

15,675

722,617

manufacturing, distribution, and retail enterprises

Transportation (4.6%)

Patriot Transporation Holding Inc.*

  •   engages in the transportation and real estate businesses

39,555

1,188,232

Wholesale Wire & Cable (4.6%)

Houston Wire and Cable Company

  •  distributor of wire and cable products in the USA

85,250

1,179,860

Total Common Stocks (Cost $18,714,189)

$ 22,636,491

TEMPORARY INVESTMENTS (11.6%)

Money Market Fund (11.6%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)**

2,968,065

2,968,065

Total Temporary Investments (Cost $2,968,065)

$   2,968,065

Total Investments (Cost $21,682,254)

$ 25,604,556

* Non-income producing securities

** The rate shown represents the effective yield at 6/30/13

See Notes to Financial Statements

FAM Funds — Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Value Fund      Equity-IncomeFund    Small Cap Fund

Assets

Investments in securities at value (Cost

$397,244,626; $87,929,204; and $21,682,254,

$827,986,636

$130,232,261

$25,604,556

respectively)

Cash

291,028

12,500

736,252

Dividends and interest receivable

310,464

121,859

31,281

Receivable for investment securities sold

1,356,106

—

—

Receivable from investment manager

—

—

59,339

Total Assets

829,944,234

130,366,620

26,431,428

Liabilities

Accrued investment advisory fee

681,055

107,105

104,945

Accrued shareholder servicing and administrative fees

91,630

15,069

2,884

Accrued trustee fees

5,400

5,400

5,400

Accrued expenses

74,549

26,702

19,541

Payable for investment securities purchased

—

—

528,106

Total Liabilities

852,634

154,276

660,876

Net Assets

$829,091,600

$130,212,344

$25,770,552

Net Assets Consist Of:

Net capital paid in on shares of beneficial interest      $376,359,163

$85,427,235

$21,358,298

Accumulated net investment income/(loss)

(1,089,653)

6,235

10,238

Accumulated net realized gains

23,080,080

2,475,817

479,714

Net unrealized appreciation

430,742,010

42,303,057

3,922,302

Net Assets

$829,091,600

$130,212,344

$25,770,552

Fund shares outstanding

14,630,333

5,699,092

2,005,212

Net Asset Value, Offering and Redemption Price per

share (unlimited shares of beneficial interest autho-

rized at $0.001 par value)

$56.67

$22.85

$12.85

See Notes to Financial Statements

FAM Funds — Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Value Fund     Equity-Income Fund     Small Cap Fund

Investment Income

Income

Dividends

$   3,666,367

$   1,436,897

$    118,551

Interest

4,938

692

324

Total Investment Income

3,671,305

1,437,589

118,875

Expenses

Investment advisory fee (Note 2)

3,980,884

619,177

104,945

Administrative fee (Note 2)

335,749

52,630

8,920

Shareholder servicing and related

expenses (Note 2)

206,973

33,356

5,954

Printing and mailing

77,809

13,747

3,320

Professional fees

51,110

8,729

1,668

Registration fees

9,091

10,166

5,812

Custodial fees

46,366

8,402

2,685

Trustee’s fees

19,205

19,205

19,205

Officer’s fees (Note 2)

14,222

14,222

14,222

Other

19,549

9,262

1,246

Total Expenses

4,760,958

788,896

167,977

Less: Investment advisory fee and

other expenses waived or assumed by

advisor (Note 2)

—

—

59,340

Net Expenses

4,760,958

788,896

108,637

Net Investment Income/(Loss)

(1,089,653)

648,693

10,238

Realized and Unrealized Gain on Investments

Net realized gain on investments

23,080,080

2,475,817

479,714

Net change in unrealized appreciation of

investments

93,803,325

13,013,847

2,633,939

Net Realized and Unrealized Gain on

Investments

116,883,405

15,489,664

3,113,653

Net Increase In Net Assets From Operations

$115,793,752

$16,138,357

$3,123,891

See Notes to Financial Statements

FAM Funds — Statement of Changes in Net Assets

Six Months Ended June 30, 2013 (Unaudited) and Year Ended December 31, 2012

Value Fund

Six Months Ended

June 30, 2013

Year Ended

(Unaudited)

December 31, 2012

Change in Net Assets

From operations

Net investment income/(loss)

$   (1,089,653)

$

971,170

Net realized gain on investments

23,080,080

19,357,803

Net change in unrealized appreciation of

investments

93,803,325

58,760,401

Net increase in net assets from operations

115,793,752

79,089,374

Distributions to shareholders from:

Net investment income

Investor Class

—

(971,662)

Advisor Class*

—

—

Net realized gain on investments

—

(19,357,670)

Return of capital distributions

—

(82,944)

Total distributions

—

(20,412,276)

Capital share transactions (Note 3)

(18,685,224)

(29,099,975)

Total increase/(decrease) in net assets

97,108,528

29,577,123

Net Assets

Beginning of period

731,983,072

702,405,949

End of period**

$829,091,600

$731,983,072

*Advisor Share Class was terminated on 8/31/2012.  On that date all outstanding Advisor Class shares were converted to Investor Class Shares.

**Includes Accumulated net investment income/(loss) of $(1,089,653), $0, $6,235, $0, $10,238 and $0, respectively.

See Notes to Financial Statements

FAM Funds — Statement of Changes in Net Assets

Six Months Ended June 30, 2013 (Unaudited) and Year Ended December 31, 2012

Equity-Income Fund

Small Cap Fund†

Six Months Ended

Six Months Ended

June 30, 2013

Year Ended

June 30, 2013

Period Ended

(Unaudited)

December 31, 2012

(Unaudited)

December 31, 2012

$

648,693

$     1,581,386

$

10,238

$

(58,821)

2,475,817

6,082,242

479,714

55,782

13,013,847

6,351,910

2,633,939

1,288,363

16,138,357

14,015,538

3,123,891

1,285,324

(642,458)

(1,590,250)

—

—

—

(1,914)

—

—

—

(6,047,523)

—

—

—

(144,220)

—

—

(642,458)

(7,783,907)

—

—

1,776,199

(20,566,199)

5,805,480

15,555,857

17,272,098

(14,334,568)

8,929,371

16,841,181

112,940,246

$127,274,814

16,841,181

—

$130,212,344

$112,940,246

$25,770,552

$16,841,181

†Small Cap Fund  inception 3/1/12

See Notes to Financial Statements

FAM Funds - Notes to Financial Statements (Unaudited)

Note 1  Nature of Business and Summary of Significant Accounting Policies

FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund are each a series of

Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940. Each Fund offers a single class of shares.  The investment objective of the FAM Value Fund is to maximize long-term return on capital.  The investment objective of the FAM Equity-Income Fund is to provide current income and long term capital appreciation from investing primarily in income-producing equity securities.  The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of Ameri-

ca (“GAAP”),  followed by the Funds in the preparation of their financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price.  Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price.  Short-term securities are carried at amortized cost, which approximates value.  Securities for which market quotations are not readily available or have not traded are valued at fair alue as determined by procedures established by the Board of Trustees.  Investments in Invesco Short Term Treasury Fund are valued aat that fund's net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hier-

archy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions

(unobservable inputs).  These inputs are used in determining the value of the Funds’

investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indica-

tion of the risk associated with investing in those securities.

FAM Funds - Notes to Financial Statements (Unaudited)

The following is a summary of the inputs used to value each Series’ net assets as of

June 30, 2013:

FAM Value Fund

Level 1

Common Stocks

$774,869,346

Temporary Investments

53,117,290

Total Investments in Securities

$827,986,636

FAM Equity-Income Fund

Level 1

Common Stocks

$122,466,817

Preferred Stocks

1,293,213

Temporary Investments

6,472,231

Total Investments in Securities

$130,232,261

FAM Small Cap Fund

Level 1

Common Stocks

$22,636,491

Temporary Investments

2,968,065

Total Investments in Securities

$25,604,556

During the period ended June 30, 2013 there were no Level 2 or 3 inputs used to value the Funds’ net assets.  Refer to the Statement of Investments to view securities segre-

gated by industry type.

b)      Federal Income Taxes

It is each Fund’s policy to comply with the requirements of the Internal Revenue

Code applicable to regulated investment companies and to distribute all of its tax-

able income to its shareholders. Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented and disclosed in the financial statements.  For the period ended June 30, 2013 manage-

ment has evaluated the tax positions taken or expected to be taken in the course of

FAM Funds - Notes to Financial Statements (Unaudited)

preparing the Funds’ tax returns to determine whether the tax positions are “more-

likely-than-not” of being sustained upon review by the applicable tax authority.

Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  Based on the evaluation, management has determined that no liability for unrecognized tax expense is required.  Tax years

2009 through present remain subject to examination by U.S. and New York taxing authorities.  No examination of the Fund’s tax filings is presently in progress.

c)      Use of Estimates

The preparation of financial statements in conformity with GAAP requires manage-

ment to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)      Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is ac-

crued as earned and dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, real-

ized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(deprecia-

tion) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Distributions  to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts.

Note 2  Investment Advisory Fees and Other Transactions with Affiliates

Under each Investment Advisory Contract, each series pays an investment advisory fee to

Fenimore Asset Management, Inc. (the “Advisor”) equal, on an annual basis, to 1% of each series average daily net assets. The Advisor has entered into a voluntary agreement with each series to reduce the investment advisory fee for each series through December 31,

2013 to 0.95% of the Funds’ average daily net assets in excess of $1 billion. No such waiver was required for the period ended June 30, 2013. Thomas Putnam is an officer and trustee of the Funds and also an officer and director of the Advisor.  The Chief Compliance Officer

FAM Funds - Notes to Financial Statements (Unaudited)

is an officer of the Funds and compensated by the Funds in the amount of $42,666 as well as an officer of the Advisor and compensated additionally by the Advisor.

The Investment Advisory Contract requires the Advisor to reimburse the Fund’s its ex-

penses to the extent that such expenses, including the advisory fee, for the fiscal year ex-

ceed 2.00% of the average daily net assets. For the period ended June 30, 2013 the Advisor contractually agreed to reimburse the FAM Value Fund for its expenses to the extent such expenses exceeded 1.28% of the average daily net assets; the FAM Equity-Income Fund for its expenses to the extent such expenses exceeded 1.40% of the average daily net assets;

and the FAM Small Cap Fund for its expenses to the extent such expenses exceed 1.50% of the average daily net assets.  No such reimbursement was required for the period ended

June 30, 2013 for the FAM Value and FAM Equity-Income Fund.  Reimbursement was re-

quired in the amount of $59,340 for the period ended June 30, 2013 for the FAM Small Cap

Fund.

FAM Shareholder Services, Inc. (“FSS”), a company under common control with the Advi-

sor, serves as shareholder servicing agent and receives a monthly fee of $2.33 per share-

holder account.  For the period ended June 30, 2013, shareholder servicing agent fees paid to FSS were as follows:

FAM Value Fund

$206,973

FAM Equity-Income Fund

$   33,356

FAM Small Cap Fund

$     5,954

Additionally, FSS serves as the Fund administrative agent and receives an annual fee of 0.085% on the first $750,000,000 of the Funds’ average daily net assets, and 0.075%

thereafter.  For the period ended June 30, 2013, the Funds’ administrative fees paid to FSS amounted to:

FAM Value Fund

$335,749

FAM Equity-Income Fund

$  52,630

FAM Small Cap Fund

$    8,920

Fenimore Securities, Inc. (“FSI”), a company also under common control with the Advisor,

acts as distributor of the Funds’ shares.

FAM Funds - Notes to Financial Statements (Unaudited)

Note 3.  Shares of Beneficial Interest

At June 30, 2013 an unlimited number of $0.001 par value of beneficial interest were authorized.

Transactions for each Fund are as follows:

SIX MONTHS ENDED  6/30/13

YEAR ENDED 12/31/12

FAM Value Fund

Shares

Amount

Shares

Amount

Shares sold

Investor Class

299,465

$16,291,067

763,781       $ 37,441,359

Advisor Class*

—

—

729

33,984

Shares issued on reinvest-

ment of distributions

—

—

410,952

19,857,175

(Investor Class only)

Shares redeemed

Investor Class

(644,947)       (34,976,291)

(1,672,212)

(82,009,909)

Advisor Class*

—

—

(90,728)

(4,422,584)

Net Decrease

(345,482)    ($18,685,224)

(587,478)    $(29,099,975)

FAM Equity-Income Fund

Shares sold

Investor Class

424,184

$9,476,909

4,705,497       $95,082,351

Advisor Class*

—

—

891

17,453

Shares issued on reinvest-

ment of distributions

Investor Class

25,986

592,520

377,602

7,519,150

Advisor Class*

—

—

81

1,662

Shares redeemed

Investor Class

(375,038)

(8,293,230)

(5,948,559)     (121,533,579)

Advisor Class*

—

—

(75,953)

(1,653,237)

Net Increase/Decrease

75,132

$1,776,199

(940,441)    $(20,566,199)

*Advisor Share Class was terminated on 8/31/2012.

FAM Funds - Notes to Financial Statements (Unaudited)

SIX MONTHS ENDED  6/30/13

YEAR ENDED 12/31/12

FAM Small Cap Fund

Shares sold

504,612

$6,123,001

1,593,844      $16,226,902

Shares issued on reinvest-

ment of distributions

—

—

—

—

Shares redeemed

(26,354)

(317,521)

(66,890)

(671,045)

Net Increase

478,258

$5,805,480

1,526,954

$15,555,857

Note 4.  Investment Transactions

During the period ended June 30, 2013, purchases and sales of investment securities,

other than short-term obligations were:

Purchases

Sales

FAM Value Fund

$41,836,879

$71,944,039

FAM Equity-Income Fund

$  8,223,238

$   6,840,164

FAM Small Cap Fund

$  6,695,858

$    1,133,223

The cost of securities for federal income tax purposes is the same as shown in the state-

ment of investments.

Note 5.  Income Taxes and Distributions to Shareholders

The components of accumulated income/(losses) on a tax basis at December 31, 2012 (the

Funds’ most recent tax year end) were as follows:

Undistributed

Undistributed

Unrealized

ordinary income

long-term gain

Appreciation

FAM Value Fund

—

—

$336,938,685

FAM Equity-Income Fund

—

—

$  29,385,938

FAM Small Cap Fund

—

—

$     1,288,363

The aggregate gross unrealized appreciation and depreciation of portfolio securities at

June 30, 2013, based on cost for federal income tax purposes, was as follows:

FAM Value Fund

Unrealized appreciation

$432,433,004

Unrealized depreciation

(1,690,994)

Net unrealized appreciation

$430,742,010

FAM Funds - Notes to Financial Statements (Unaudited)

FAM Equity-Income Fund

Unrealized appreciation

$   43,683,603

Unrealized depreciation

(1,380,546)

Net unrealized appreciation

$   42,303,057

FAM Small Cap Fund

Unrealized appreciation

$      4,025,154

Unrealized depreciation

(102,852)

Net unrealized depreciation

$     3,922,302

The tax composition of dividends and distributions paid to shareholders for the six months ended June 30, 2013, and the year ended 2012:

Six Months Ended

Year Ended

June 30, 2013

December 31, 2012

FAM Value Fund

Ordinary income

—

$

971,662

Long-term capital gain

—

19,357,670

Return of capital

—

82,944

—

$20,412,276

FAM Equity-Income Fund

Ordinary income

$642,458

$  3,595,354

Long-term capital gain

—

4,044,333

Return of capital

—

44,220

$642,458

$  7,783,907

FAM Small Cap Fund

Ordinary income

—

—

Long-term capital gain

—

—

Return of capital

—

—

—

—

FAM Funds - Notes to Financial Statements (Unaudited)

Note 6.  Line of Credit

The FAM Value Fund, Equity-Income Fund, and Small Cap Fund each has a line of credit up to 33 1/3% of its net assets with a maximum of $125,000,000, $20,000,000, and

$3,000,000, respectively.

Borrowings under the agreement bear interest at the prime rate as announced by the lending bank.  The line of credit is available until December 1, 2013, when any advances are to be repaid.  During the period ended June 30, 2013, no amounts were drawn from the available lines.

Note 7.  Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications.  The Funds’

maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred.  However, based on the experience of the Advisor, the Funds expect the risk of loss to be remote.

Note 8.  Subsequent Events

Management has evaluated subsequent events through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

FAM Funds - Notes to Financial Statements (Unaudited)

Note 9.  Financial Highlights

FAM Value Fund

Years Ended December 31,

Per share information

Six Months

Ended

(For a share outstanding throughout each

June 30, 2013

2012

2011

2010

2009

2008

period)

(Unaudited)

Net asset value, beginning of period

$48.88

$45.15

$45.34

$39.32

$32.22

$45.42

Income/Loss from investment operations:

Net investment income/(loss)†

(0.07)

0.06

(0.04)

0.09

0.05

0.18

Net realized and unrealized

gain/(loss) on investments

7.86

5.07

(0.15)

6.61

7.10

(13.21)

Total from investment operations

7.79

5.13

(0.19)

6.70

7.15

(13.03)

Less distributions:

Dividends from net investment income

—

(0.07)

—*

(0.09)

(0.05)

(0.17)

Distributions from net realized gains

—

(1.32)

—*

(0.59)

—

—*

Return of capital

—

(0.01)

—

—

—

—*

Total distributions

—

(1.40)

—*

(0.68)

(0.05)

(0.17)

Change in net asset value for the period

7.79

3.73

(0.19)

6.02

7.10

(13.20)

Net asset value, end of period

$56.67

$48.88

$45.15

$45.34

$39.32

$32.22

Total Return

15.94%**

11.39%

(0.41)%

17.02%

22.18%      (28.68)%

Ratios/supplemental data

Net assets, end of period (000)

$829,092

$731,983

$698,546       $737,211     $659,621      $592,504

Ratios to average net assets of:

Expenses

1.19%***

1.21%

1.22%

1.23%

1.26%

1.24%

Net investment income/(loss)

(0.27)%***

0.13%

(0.10)%

0.21%

0.14%

0.44%

Portfolio turnover rate

5.58%**

4.41%

7.78%

5.08%

7.55%

12.60%

†Based on average shares outstanding.

*Per share amount is less than $0.005.

**Not Annualized

***Annualized

FAM Funds - Notes to Financial Statements (Unaudited)

Note 9.  Financial Highlights

FAM Equity-Income Fund

Years Ended December 31,

Per share information

Six Months

Ended

(For a share outstanding throughout each

June 30, 2013

2012

2011

2010

2009

2008

period)

(Unaudited)

Net asset value, beginning of period

$20.08

$19.39

$18.43

$16.02

$13.34

$19.09

Income/Loss from investment operations:

Net investment income†

0.12

0.24

0.29

0.36

0.17

0.23

Net realized and unrealized

2.76

gain/(loss) on investments

1.88

0.95

2.41

2.68

(5.73)

Total from investment operations

2.88

2.12

1.24

2.77

2.85

(5.50)

Less distributions:

Dividends from net investment income

(0.11)

(0.26)

(0.28)

(0.36)

(0.17)

(0.23)

Distributions from net realized gains

—

(1.14)

—

—

—

—*

Return of capital

—

(0.03)

—

—

—

(0.02)

Total distributions

(0.11)

(1.43)

(0.28)

(0.36)

(0.17)

(0.25)

Change in net asset value for the period

2.77

0.69

0.96

2.41

2.68

(5.75)

Net asset value, end of period

$22.85

$20.08

$19.39

$18.43

$16.02

$13.34

Total Return

14.36%**

11.02%

6.79%

17.47%

21.43%     (29.04)%

Ratios/supplemental data

Net assets, end of period (000)

$130,212

$112,940

$125,832

$85,824

$76,096

$68,096

Ratios to average net assets of:

Before waivers:

Expenses

1.26%***

1.31%

1.40%

1.41%

1.47%

1.41%

Net investment income

1.04%***

1.17%

1.57%

2.10%

1.11%

1.33%

After waivers:

Expenses

1.26%***

1.31%

1.40%

1.40%

1.40%

1.40%

Net investment income

1.04%***

1.17%

1.57%

2.11%

1.18%

1.34%

Portfolio turnover rate

5.81%**

43.1%

17.96%

13.38%

10.51%

17.58%

† Based on average shares outstanding.

* Per share amount is less than $0.005.

**Not Annualized

***Annualized

FAM Funds - Notes to Financial Statements (Unaudited)

Note 9.  Financial Highlights

FAM Small Cap Fund

Six Months

For the Period

Ended

Ended December 31,

Per share information

June 30, 2013

2012*

(For a share outstanding throughout the period)

(Unaudited)

Net asset value, beginning of period

$11.03

$10.00

Income/Loss from investment operations:

Net investment income/(loss)†

0.01

(0.04)

Net realized and unrealized gain on investments

1.81

1.07

Total from investment operations

1.82

1.03

Less distributions:

Dividends from net investment income

—

—

Distributions from net realized gains

—

—

Return of capital

—

—

Total distributions

—

—

Change in net asset value for the period

1.82

1.03

Net asset value, end of period

$12.85

$11.03

Total Return

16.50%**

10.30%**(a)

Ratios/supplemental data

Net assets, end of period (000)

$25,771

$16,841

Ratios to average net assets of:

Before waivers:

Expenses

1.58%

2.79%***

Net investment income/(loss)

(0.46)%***

(1.89)%***

After waivers:

Expenses

1.03%***

1.46%***

Net investment income/(loss)

0.10%***

(0.56)%***

Portfolio turnover rate

6.23%**

7.59%**

† Based on average shares outstanding.

* Small Cap Fund inception 3/1/12

** Not Annualized

*** Annualized

(a) Total return includes the effect of a voluntary contribution by the Advisor of $5,649.  Absent this contribution, total return would have been 10.26%.

FAM Funds — Supplemental Information (Unaudited)

Statement Regarding Availability of Proxy Voting Policies and Procedures.

Please note that a description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling FAM Funds at 1-800-932-3271; (ii) and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record.

Please note that information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling FAM Funds at 1-800-932-3271; or on the FAM Fund’s Website at http://famfunds.com (ii) and on the Securities and Exchange Commission’s website at http://www.sec.gov.

See Notes to Financial Statements

Investment Advisor

Fenimore Asset

Management, Inc.

Cobleskill, NY

Custodian

U.S. Bank, N.A.

Cincinnati, OH

Trustees

Donald J. Boteler

Paul Keller, CPA

Fred “Chico” Lager

John J. McCormack, Jr.,

Independent Chairman

Kevin J. McCoy, CPA

Thomas O. Putnam

Barbara V. Weidlich

Legal Counsel

Dechert, LLP

Washington, DC

Shareholder Servicing Agent

FAM Shareholder Services, Inc.

Cobleskill, NY

Distributor

Fenimore Securities, Inc.

Cobleskill, NY

384 North Grand Street

PO Box 399

Cobleskill, New York

12043-0399

(800) 932-3271

www.famfunds.com

THIS PAGE IS INTENTIONALLY LEFT BLANK

FACTS

WHAT DOES FAM FUNDS (FENIMORE ASSET MANAGEMENT TRUST)

DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

Social Security number and account balances

Transaction history and investment experience

Retirement assets and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All ﬁnancial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons ﬁnancial companies can share their customers’ personal information; the reasons FAM Funds (Fenimore Asset Management Trust) chooses to share; and whether you can limit this sharing.

Reasons we can share your personal

Does Fenimore Asset

information

Management, Inc.

Can you limit this

share?

sharing?

For our everyday business purposes

-  such as to process your transactions,

maintain your account(s), respond to

Yes

No

court orders and legal investigations, or

report to credit bureaus

For our marketing purposes - to offer our

products and services to you

No

We don’t share

For joint marketing with other ﬁnancial

companies

No

We don’t share

For our afﬁliates’ everyday business pur-

poses - information about your transac-

No

We don’t share

tions and experiences

For our afﬁliates’ everyday business

purposes - information about your credit-

No

We don’t share

worthiness

For afﬁliates to market to you

No

We don’t share

For nonafﬁliates to market to you

No

We don’t share

Questions?

Call (800) 932-3271 or go to www. famfunds.com

Rev. 01/2013

What We Do

To protect your personal information from

How    does    FAM    Funds    (Fenimore    Asset   unauthorized access and use, we use

Management Trust) protect my personal infor-   security measures that comply with federal law.

mation?

These measures include computer safe-

guards and secured ﬁles and buildings.

We collect your personal information, for

example, when you:

How    does    FAM    Funds    (Fenimore    Asset   •    open an account

Management Trust) collect my personal infor-   •    direct us to buy securities

mation?

•    direct us to sell your securities

•    make deposits or withdrawals from your

account

•    tell us about your investment or retire-

ment portfolio

Federal law gives you the right to limit only

•    sharing for afﬁliates’ everyday business

purposes - information about your credit-

worthiness

•    afﬁliates from using your information to

Why can’t I limit all sharing?

market to you

•    sharing for nonafﬁliates to market to you

State laws and individual companies may

give you additional rights to limit sharing.

See below for more on your rights under

state law.

Definitions

Companies related by common ownership or

control.  They can be ﬁnancial and nonﬁnan-

Affiliates

cial companies.

•    FAM Funds (Fenimore Asset Management

Trust) does not share with our afﬁliates.

Companies not related by common owner-

ship or control.  They can be ﬁnancial and

nonﬁnancial companies.

Nonaffiliates

•    FAM Funds (Fenimore Asset Manage-

ment Trust) does not share with nonafﬁli-

ates so they can market to you.

A formal agreement between nonafﬁliated

ﬁnancial companies that together market

Joint Marketing

ﬁnancial products or services to you.

•    FAM  Funds  (Fenimore Asset Management)

does not market jointly.

Not part of the Semi-Annual Report

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

This Schedule of Investments in securities of unaffiliated issuers is included as part of the Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company
Act of 1940, as amended (the "Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below:

(Attached hereto).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fenimore Asset Management Trust

By (Signature and Title)* /s/ Thomas O. Putnam
---------------------------
Thomas O. Putnam, President

Date August 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas O. Putnam
---------------------------
Thomas O. Putnam, President

Date August 10, 2013

By (Signature and Title)* /s/ Joseph A. Bucci
--------------------------
Joseph A. Bucci, Treasurer

Date August 10, 2013

* Print the name and title of each signing officer under his or her signature.